Supplemental guarantor financial information (Condensed consolidated statements of cash flows - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		$ 1,166,777	$ 1,017,497	$ 1,080,353
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,676,121	1,679,074	1,727,296
Asset impairment		70,149	44,186	61,286
Amortization of debt issuance costs, debt discount, debt premium and lease premium		79,645	76,499	79,052
Amortization of fair value adjustments on debt		(79,098)	(142,596)	(194,728)
Maintenance rights write-off	[1]	244,748	287,119	539,772
Maintenance liability release to income		(207,849)	(228,081)	(302,408)
Net gain on sale of assets		(188,835)	(201,323)	(229,093)
Deferred income taxes		162,498	147,588	157,021
Collections of finance and sales-type leases		98,365
Other		165,527	155,628	156,946
Net cash provided by operating activities		3,105,682	2,840,372	3,140,217
Purchase of flight equipment		(3,359,092)	(4,036,194)	(3,956,671)
Proceeds from sale or disposal of assets		1,773,766	1,822,601	1,779,321
Prepayments on flight equipment		(1,369,400)	(1,912,215)	(1,268,585)
Collections of finance and sales-type leases		0	94,703	91,918
Other		(17)	(21,505)	(38,102)
Net cash used in investing activities		(2,954,743)	(4,052,610)	(3,392,119)
Issuance of debt		6,539,310	5,589,825	5,596,402
Repayment of debt		(6,504,830)	(4,360,520)	(4,695,453)
Debt issuance costs paid, net of debt premium received		(36,592)	(57,831)	(81,396)
Maintenance payments received		736,423	743,256	756,314
Maintenance payments returned		(352,032)	(459,326)	(523,403)
Security deposits received		232,219	208,259	187,378
Security deposits returned		(233,222)	(220,452)	(188,362)
Repurchase of shares and tax withholdings on share-based compensation		(639,941)	(834,398)	(1,138,782)
Net cash (used in) provided by financing activities		(265,006)	600,410	(87,568)
Net decrease in cash, cash equivalents and restricted cash		(114,067)	(611,828)	(339,470)
Effect of exchange rate changes		(621)	2,738	(1,032)
Cash, cash equivalents and restricted cash at beginning of period		1,415,035	2,024,125	2,364,627
Cash, cash equivalents and restricted cash at end of period		1,300,347	1,415,035	2,024,125
AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		1,167,000	1,017,000	1,080,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		0	0	0
Depreciation and amortization		1,676,000	1,679,000	1,727,000
Asset impairment		70,000	44,000	61,000
Amortization of debt issuance costs, debt discount, debt premium and lease premium		80,000	76,000	79,000
Amortization of fair value adjustments on debt		(79,000)	(143,000)	(195,000)
Maintenance rights write-off		245,000	287,000	540,000
Maintenance liability release to income		(208,000)	(228,000)	(302,000)
Net gain on sale of assets		(189,000)	(201,000)	(229,000)
Deferred income taxes		162,000	148,000	157,000
Collections of finance and sales-type leases		98,000
Restructuring related expenses				5,000
Other		166,000	156,000	152,000
Cash flow from operating activities before changes in working capital		3,188,000	2,835,000	3,075,000
Working capital		(82,000)	5,000	65,000
Net cash provided by operating activities		3,106,000	2,840,000	3,140,000
Purchase of flight equipment		(3,359,000)	(4,036,000)	(3,957,000)
Proceeds from sale or disposal of assets		1,773,000	1,823,000	1,779,000
Prepayments on flight equipment		(1,369,000)	(1,913,000)	(1,268,000)
Collections of finance and sales-type leases			95,000	92,000
Other		0	(22,000)	(38,000)
Net cash used in investing activities		(2,955,000)	(4,053,000)	(3,392,000)
Issuance of debt		6,539,000	5,590,000	5,596,000
Repayment of debt		(6,504,000)	(4,361,000)	(4,695,000)
Debt issuance costs paid, net of debt premium received		(37,000)	(58,000)	(81,000)
Maintenance payments received		736,000	743,000	756,000
Maintenance payments returned		(352,000)	(459,000)	(523,000)
Security deposits received		232,000	208,000	186,000
Security deposits returned		(233,000)	(221,000)	(188,000)
Dividend paid to non-controlling interest holders		(6,000)	(8,000)
Repurchase of shares and tax withholdings on share-based compensation		(640,000)	(834,000)	(1,139,000)
Net cash (used in) provided by financing activities		(265,000)	600,000	(88,000)
Net decrease in cash, cash equivalents and restricted cash		(114,000)	(613,000)	(340,000)
Effect of exchange rate changes		(1,000)	4,000
Cash, cash equivalents and restricted cash at beginning of period		1,415,000	2,024,000	2,364,000
Cash, cash equivalents and restricted cash at end of period		1,300,000	1,415,000	2,024,000
Reportable Legal Entities | AerCap Global Aviation Trust (a) | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		542,000	724,000	775,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(68,000)	(256,000)	(167,000)
Depreciation and amortization		452,000	563,000	630,000
Asset impairment		19,000	4,000	9,000
Amortization of debt issuance costs, debt discount, debt premium and lease premium		18,000	20,000	18,000
Amortization of fair value adjustments on debt		(78,000)	(142,000)	(192,000)
Maintenance rights write-off		132,000	118,000	282,000
Maintenance liability release to income		(91,000)	(59,000)	(100,000)
Net gain on sale of assets		(70,000)	(53,000)	(113,000)
Deferred income taxes		70,000	65,000	87,000
Collections of finance and sales-type leases		41,000
Restructuring related expenses				0
Other		24,000	0	25,000
Cash flow from operating activities before changes in working capital		991,000	984,000	1,254,000
Working capital		(50,000)	(228,000)	(163,000)
Net cash provided by operating activities		941,000	756,000	1,091,000
Purchase of flight equipment		(1,035,000)	(1,228,000)	(1,685,000)
Proceeds from sale or disposal of assets		587,000	759,000	893,000
Prepayments on flight equipment		(560,000)	(610,000)	(936,000)
Collections of finance and sales-type leases			36,000	49,000
Other		0	0	(36,000)
Net cash used in investing activities		(1,008,000)	(1,043,000)	(1,715,000)
Issuance of debt		2,866,000	2,383,000	2,431,000
Repayment of debt		(3,102,000)	(2,046,000)	(2,400,000)
Debt issuance costs paid, net of debt premium received		(3,000)	(21,000)	(28,000)
Maintenance payments received		215,000	245,000	251,000
Maintenance payments returned		(89,000)	(161,000)	(216,000)
Security deposits received		100,000	63,000	58,000
Security deposits returned		(84,000)	(80,000)	(79,000)
Dividend paid to non-controlling interest holders		0	0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash (used in) provided by financing activities		(97,000)	383,000	17,000
Net decrease in cash, cash equivalents and restricted cash		(164,000)	96,000	(607,000)
Effect of exchange rate changes		0	0
Cash, cash equivalents and restricted cash at beginning of period		318,000	222,000	829,000
Cash, cash equivalents and restricted cash at end of period		154,000	318,000	222,000
Reportable Legal Entities | AerCap Ireland Capital Designated Activity Company (a) | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		348,000	579,000	623,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(542,000)	(724,000)	(774,000)
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Amortization of debt issuance costs, debt discount, debt premium and lease premium		5,000	5,000	5,000
Amortization of fair value adjustments on debt		0	0	0
Maintenance rights write-off		0	0	0
Maintenance liability release to income		0	0	0
Net gain on sale of assets		0	0	0
Deferred income taxes		(27,000)	(21,000)	(19,000)
Collections of finance and sales-type leases		0
Restructuring related expenses				0
Other		0	0	0
Cash flow from operating activities before changes in working capital		(216,000)	(161,000)	(165,000)
Working capital		(470,000)	(255,000)	(272,000)
Net cash provided by operating activities		(686,000)	(416,000)	(437,000)
Purchase of flight equipment		0	0	0
Proceeds from sale or disposal of assets		0	0	0
Prepayments on flight equipment		0	0	0
Collections of finance and sales-type leases			0	0
Other		0	0	0
Net cash used in investing activities		0	0	0
Issuance of debt		698,000	510,000	400,000
Repayment of debt		0	(100,000)	0
Debt issuance costs paid, net of debt premium received		(9,000)	(2,000)	(13,000)
Maintenance payments received		0	0	0
Maintenance payments returned		0	0	0
Security deposits received		1,000	0	0
Security deposits returned		0	0	0
Dividend paid to non-controlling interest holders		0	0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash (used in) provided by financing activities		690,000	408,000	387,000
Net decrease in cash, cash equivalents and restricted cash		4,000	(8,000)	(50,000)
Effect of exchange rate changes		0	0
Cash, cash equivalents and restricted cash at beginning of period		6,000	14,000	64,000
Cash, cash equivalents and restricted cash at end of period		10,000	6,000	14,000
Reportable Legal Entities | AerCap Holdings N.V. | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		1,146,000	1,016,000	1,076,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(1,149,000)	(1,031,000)	(1,118,000)
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Amortization of debt issuance costs, debt discount, debt premium and lease premium		0	0	0
Amortization of fair value adjustments on debt		0	0	0
Maintenance rights write-off		0	0	0
Maintenance liability release to income		0	0	0
Net gain on sale of assets		0	0	0
Deferred income taxes		(1,000)	(2,000)	(7,000)
Collections of finance and sales-type leases		0
Restructuring related expenses				0
Other		33,000	52,000	62,000
Cash flow from operating activities before changes in working capital		29,000	35,000	13,000
Working capital		(129,000)	781,000	1,143,000
Net cash provided by operating activities		(100,000)	816,000	1,156,000
Purchase of flight equipment		0	0	0
Proceeds from sale or disposal of assets		0	0	0
Prepayments on flight equipment		0	0	0
Collections of finance and sales-type leases			0	0
Other		0	0	0
Net cash used in investing activities		0	0	0
Issuance of debt		750,000	0	0
Repayment of debt		0	0	0
Debt issuance costs paid, net of debt premium received		(10,000)	0	0
Maintenance payments received		0	0	0
Maintenance payments returned		0	0	0
Security deposits received		0	0	0
Security deposits returned		0	0	0
Dividend paid to non-controlling interest holders		0	0
Repurchase of shares and tax withholdings on share-based compensation		(640,000)	(834,000)	(1,139,000)
Net cash (used in) provided by financing activities		100,000	(834,000)	(1,139,000)
Net decrease in cash, cash equivalents and restricted cash		0	(18,000)	17,000
Effect of exchange rate changes		0	0
Cash, cash equivalents and restricted cash at beginning of period		3,000	21,000	4,000
Cash, cash equivalents and restricted cash at end of period		3,000	3,000	21,000
Reportable Legal Entities | Guarantors | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		1,238,000	1,046,000	944,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(996,000)	(692,000)	(831,000)
Depreciation and amortization		182,000	130,000	87,000
Asset impairment		15,000	9,000	3,000
Amortization of debt issuance costs, debt discount, debt premium and lease premium		0	2,000	5,000
Amortization of fair value adjustments on debt		0	0	0
Maintenance rights write-off		37,000	18,000	13,000
Maintenance liability release to income		(40,000)	(33,000)	(23,000)
Net gain on sale of assets		(11,000)	(18,000)	(20,000)
Deferred income taxes		39,000	54,000	35,000
Collections of finance and sales-type leases		24,000
Restructuring related expenses				0
Other		35,000	56,000	46,000
Cash flow from operating activities before changes in working capital		523,000	572,000	259,000
Working capital		(198,000)	(231,000)	693,000
Net cash provided by operating activities		325,000	341,000	952,000
Purchase of flight equipment		(584,000)	(1,217,000)	(549,000)
Proceeds from sale or disposal of assets		268,000	245,000	137,000
Prepayments on flight equipment		(1,000)	0	0
Collections of finance and sales-type leases			20,000	33,000
Other		0	0	0
Net cash used in investing activities		(317,000)	(952,000)	(379,000)
Issuance of debt		4,000	36,000	0
Repayment of debt		(8,000)	(17,000)	(317,000)
Debt issuance costs paid, net of debt premium received		0	(1,000)	(3,000)
Maintenance payments received		104,000	86,000	65,000
Maintenance payments returned		(45,000)	(15,000)	(40,000)
Security deposits received		56,000	58,000	30,000
Security deposits returned		(32,000)	(39,000)	(11,000)
Dividend paid to non-controlling interest holders		0	0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash (used in) provided by financing activities		79,000	108,000	(276,000)
Net decrease in cash, cash equivalents and restricted cash		87,000	(503,000)	297,000
Effect of exchange rate changes		(1,000)	4,000
Cash, cash equivalents and restricted cash at beginning of period		738,000	1,237,000	940,000
Cash, cash equivalents and restricted cash at end of period		824,000	738,000	1,237,000
Reportable Legal Entities | Non- Guarantors | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		(264,000)	(363,000)	(349,000)
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		912,000	718,000	901,000
Depreciation and amortization		1,042,000	986,000	1,010,000
Asset impairment		36,000	31,000	49,000
Amortization of debt issuance costs, debt discount, debt premium and lease premium		57,000	49,000	51,000
Amortization of fair value adjustments on debt		(1,000)	(1,000)	(3,000)
Maintenance rights write-off		76,000	151,000	245,000
Maintenance liability release to income		(77,000)	(136,000)	(179,000)
Net gain on sale of assets		(108,000)	(130,000)	(96,000)
Deferred income taxes		81,000	52,000	61,000
Collections of finance and sales-type leases		33,000
Restructuring related expenses				5,000
Other		74,000	48,000	19,000
Cash flow from operating activities before changes in working capital		1,861,000	1,405,000	1,714,000
Working capital		765,000	(62,000)	(1,336,000)
Net cash provided by operating activities		2,626,000	1,343,000	378,000
Purchase of flight equipment		(1,740,000)	(1,591,000)	(1,723,000)
Proceeds from sale or disposal of assets		918,000	819,000	749,000
Prepayments on flight equipment		(808,000)	(1,303,000)	(332,000)
Collections of finance and sales-type leases			39,000	10,000
Other		0	(22,000)	(2,000)
Net cash used in investing activities		(1,630,000)	(2,058,000)	(1,298,000)
Issuance of debt		2,221,000	2,661,000	2,765,000
Repayment of debt		(3,394,000)	(2,198,000)	(1,978,000)
Debt issuance costs paid, net of debt premium received		(15,000)	(34,000)	(37,000)
Maintenance payments received		417,000	412,000	440,000
Maintenance payments returned		(218,000)	(283,000)	(267,000)
Security deposits received		75,000	87,000	98,000
Security deposits returned		(117,000)	(102,000)	(98,000)
Dividend paid to non-controlling interest holders		(6,000)	(8,000)
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash (used in) provided by financing activities		(1,037,000)	535,000	923,000
Net decrease in cash, cash equivalents and restricted cash		(41,000)	(180,000)	3,000
Effect of exchange rate changes		0	0
Cash, cash equivalents and restricted cash at beginning of period		350,000	530,000	527,000
Cash, cash equivalents and restricted cash at end of period		309,000	350,000	530,000
Eliminations | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		(1,843,000)	(1,985,000)	(1,989,000)
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		1,843,000	1,985,000	1,989,000
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Amortization of debt issuance costs, debt discount, debt premium and lease premium		0	0	0
Amortization of fair value adjustments on debt		0	0	0
Maintenance rights write-off		0	0	0
Maintenance liability release to income		0	0	0
Net gain on sale of assets		0	0	0
Deferred income taxes		0	0	0
Collections of finance and sales-type leases		0
Restructuring related expenses				0
Other		0	0	0
Cash flow from operating activities before changes in working capital		0	0	0
Working capital		0	0	0
Net cash provided by operating activities		0	0	0
Purchase of flight equipment		0	0	0
Proceeds from sale or disposal of assets		0	0	0
Prepayments on flight equipment		0	0	0
Collections of finance and sales-type leases			0	0
Other		0	0	0
Net cash used in investing activities		0	0	0
Issuance of debt		0	0	0
Repayment of debt		0	0	0
Debt issuance costs paid, net of debt premium received		0	0	0
Maintenance payments received		0	0	0
Maintenance payments returned		0	0	0
Security deposits received		0	0	0
Security deposits returned		0	0	0
Dividend paid to non-controlling interest holders		0	0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash (used in) provided by financing activities		0	0	0
Net decrease in cash, cash equivalents and restricted cash		0	0	0
Effect of exchange rate changes		0	0
Cash, cash equivalents and restricted cash at beginning of period		0	0	0
Cash, cash equivalents and restricted cash at end of period		$ 0	$ 0	$ 0

[1]
Maintenance rights write-off consisted of the following:

EOL and MR contract maintenance rights expense	$76,611	$157,792	$355,845
MR contract maintenance rights write-off due to maintenance liability release	19,848	29,656	77,494
EOL contract maintenance rights write-off due to cash receipt	148,289	99,671	106,433
Maintenance rights write-off	$244,748	$287,119	$539,772